Statements of Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss) for the period	$ (97,483)	$ (115,212)	$ (88,333)
Reconciliation of net income (loss) and of the cash provided by
Amortization and depreciation	9,819	6,875	2,377
Net loss (income) on disposals	195	15	20
Net financial loss (gain)	12,045	(8,340)	(16,759)
Expenses related to share-based payments	16,736	26,880	37,218
Provisions	(2,366)	2,093	(468)
Other non cash items	(17)	85
Interest (paid) / received	2,639	6,808	6,905
Operating cash flows before change in working capital	(58,434)	(80,796)	(59,040)
Decrease (increase) in inventories	1,311	(2,627)	(37)
Decrease (increase) in trade receivables and other current assets	(8,338)	(2,674)	(3,696)
Decrease (increase) in subsidies receivables	(685)	7,359	(8,257)
(Decrease) increase in trade payables and other current liabilities	5,802	9,635	9,374
(Decrease) increase in deferred income	(19,918)	(39)	(6,480)
Change in working capital	(21,828)	11,654	(9,096)
Net cash flows provided by (used in) operating activities	(80,262)	(69,142)	(68,137)
Cash flows from investment activities
Proceeds from disposal of property, plant and equipment	54	414	1,262
Acquisition of intangible assets	(567)	(45)	(171)
Acquisition of property, plant and equipment	(45,693)	(12,913)	(4,715)
Net change in non-current financial assets	(1,430)	(3,636)	221
Sale (Acquisition) of current financial assets	(6,706)	(19,692)	39,025
Net cash flows provided by (used in) investing activities	(54,342)	(35,872)	35,623
Cash flows from financing activities
Increase in borrowings	24,170
Decrease in borrowings			(127)
Payments on lease debts	(6,607)	(3,393)
Treasury shares			297
Net cash flows provided by (used in) financing activities	27,322	(3,862)	236,494
(Decrease) increase in cash and cash equivalents	(107,282)	(108,876)	203,981
Cash and cash equivalents at the beginning of the year	340,522	451,501	256,380
Effect of exchange rate changes on cash	7,908	(2,103)	(8,860)
Cash and cash equivalents at the end of the period	241,148	340,522	451,501
Calyxt Inc [Member]
Cash flows from financing activities
Proceeds from the exercise of stock options	210	$ (469)
Increase in share capital	9,205		49,942
Cellectis [Member]
Cash flows from financing activities
Proceeds from the exercise of stock options	$ 344		7,771
Increase in share capital			$ 178,611